Loss Per Share (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure of earnings per share [text block] [Abstract]
Schedule of earning loss per share
	Years Ended June 30,
	2021	2020	2019

Basic and diluted loss per share (cents per share)	(0.90)	(1.50)	(2.00)

Weighted average number of ordinary shares on issue used in the calculation of basic and diluted loss per share	1,696,576,324	894,872,224	615,772,236